Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Cash at bank and in hand	95,542	73,549	62,809